UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Rockbay Capital Advisors, Inc., its
               general partner
Name:          Atul Khanna
Title:         CEO
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna                New York, NY               11/11/05
---------------                ------------               --------
 [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                   TITLE
                                   OF                     VALUE     SHARES/ SH/ PUT/    INVSTMT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                     CLASS  CUSIP          (x$1000)   PRN AMT PRN CALL    DSCRETN     MANAGERS  SOLE    SHARED   NONE

ACCO Brands Corp.                  COM    00081t108         9172     325000 SH          DEFINED     01        325000
Affordable Residential Communi     COM    008273104         5239     518151 SH          DEFINED     01        518151
Agilent Technologies Inc           COM    00846u101        24071     735000 SH          DEFINED     01        735000
Albertson's Inc.                   COM    013104104        16031     625000 SH          DEFINED     01        625000
Alliance Data Systems Corp.        COM    018581108         3915     100000 SH          DEFINED     01        100000
Altria Group                       COM    02209s103         7371     100000 SH          DEFINED     01        100000
Altria Group                       COM    02209s103        64496     875000 CALL        DEFINED     01        875000
Andrx Corp.                        COM    034553107         3858     250000 SH          DEFINED     01        250000
Aquila Inc.                        COM    03840p102        17820    4500000 SH          DEFINED     01        4500000
Atlas America Inc.                 COM    049167109        37468     766996 SH          DEFINED     01        766996
Bearingpoint Inc.                  COM    074002106        27795    3662000 SH          DEFINED     01        3662000
Brink's Co                         COM    109696104        31177     759300 SH          DEFINED     01        759300
Burlington Coat Factory            COM    121579106        32581     856500 SH          DEFINED     01        856500
CF Industries Holdings Inc.        COM    125269100        15106    1020000 SH          DEFINED     01        1020000
Cablevision Systems                COM    12686c109        20702     675000 SH          DEFINED     01        675000
California Coastal Communities     COM    129915203        10566     300000 SH          DEFINED     01        300000
Callaway Golf Company              COM    131193104        16222    1075000 SH          DEFINED     01        1075000
Carrizo Oil and Gas Inc.           COM    144577103         4188     150000 SH          DEFINED     01        150000
Cendant Corp                       COM    151313103        20124     975000 SH          DEFINED     01        975000
Cendant Corp                       COM    151313103         5986     290000 CALL        DEFINED     01        290000
Cendant Corp                       COM    151313103        22601    1095000 PUT         DEFINED     01        1095000
Cenveo Inc.                        COM    15670s105        25791    2487100 SH          DEFINED     01        2487100
Chesapeake Energy Corp             COM    165167107         3098      81000 SH          DEFINED     01        81000
Coinmach Service Corp-IDS          COM    19259w107        11786     845500 SH          DEFINED     01        845500
Collegiate Funding Services In     COM    19458m108         8516     575000 SH          DEFINED     01        575000
Comstock Resources Inc.            COM    205768203        29201     890000 SH          DEFINED     01        890000
Courtside Acquisition Corp.        COM    22274n102         2056     400000 SH          DEFINED     01        400000
Courtside Acquisition Corp. WT     COM    22274n110          432     800000 SH          DEFINED     01        800000
Crystallex Intl Corp               COM    22942f101         1001     637500 SH          DEFINED     01        637500
Danielson Holding Corp             COM    236274106        14773    1100000 SH          DEFINED     01        1100000
Dycom Industries Inc.              COM    267475101        14593     721700 SH          DEFINED     01        721700
EGL Inc                            COM    268484102        17528     645600 SH          DEFINED     01        645600
Energy East Corporation            COM    29266m109         3149     125000 SH          DEFINED     01        125000
First Data Corp                    COM    319963104        24000     600000 SH          DEFINED     01        600000
Forest Oil Corp.                   COM    346091705        36470     700000 SH          DEFINED     01        700000
Freescale Semiconductor            COM    35687m107        40968    1750000 SH          DEFINED     01        1750000
Gencorp Inc.                       COM    368682100        32759    1756500 SH          DEFINED     01        1756500


Gentek Inc.                        COM    37245x203         1433      98800 SH          DEFINED     01        98800
Great Atlantic & Pacific Tea C     COM    390064103        31460    1109300 SH          DEFINED     01        1109300
Image Entertainment Inc.           COM    452439201         2891     690000 SH          DEFINED     01        690000
Intrawest Corporation              COM    460915200        18660     683500 SH          DEFINED     01        683500
Ishares Russell 2000               COM    464287655       135436    2040000 PUT         DEFINED     01        2040000
KNBT Bancorp Inc.                  COM    482921103         6460     414900 SH          DEFINED     01        414900
Linens 'N Things Inc.              COM    535679104        10814     405000 SH          DEFINED     01        405000
Lions Gate Entertainment           COM    535919203        30528    3200000 SH          DEFINED     01        3200000
MI Developments Inc.               COM    55304x104        22781     675000 SH          DEFINED     01        675000
Mannkind Corp.                     COM    56400p201         3217     235000 SH          DEFINED     01        235000
McDonald's Corp.                   COM    580135101        43537    1300000 SH          DEFINED     01        1300000
NStar                              COM    67019e107         4772     165000 SH          DEFINED     01        165000
NTL Inc.                           COM    62940m104        16366     245000 SH          DEFINED     01        245000
Nelnet Inc.                        COM    64031n108        29150     766900 SH          DEFINED     01        766900
NewAlliance Bancshares Inc.        COM    650203102        10248     700000 SH          DEFINED     01        700000
News Corp                          COM    65248e104        23385    1500000 SH          DEFINED     01        1500000
Nextel Partners Inc.               COM    65333f107        17696     705000 SH          DEFINED     01        705000
Nextel Partners Inc.               COM    65333f107         8785     350000 PUT         DEFINED     01        350000
Northeast Utilties                 COM    664397106         4988     250000 SH          DEFINED     01        250000
PHH Corporation                    COM    693320202        28833    1050000 SH          DEFINED     01        1050000
PetroHawk Energy Corp              COM    716495106        22694    1574870 SH          DEFINED     01        1574870
Petrokazakhstan Inc                COM    71649p102        27215     500000 PUT         DEFINED     01        500000
Precision Drilling Corp            COM    74022d100          394       8000 SH          DEFINED     01        8000
RCN Corp                           COM    749361200         1379      65000 SH          DEFINED     01        65000
Reliant Energy Inc                 COM    75952b105        10808     700000 SH          DEFINED     01        700000
Resource America                   COM    761195205        11125     628200 SH          DEFINED     01        628200
Saks Incorporated                  COM    79377w108        13609     735600 SH          DEFINED     01        735600
Sears Holding Corp.                COM    812350106         6869      55200 SH          DEFINED     01        55200
Sears Holding Corp.                COM    812350106        68437     550000 CALL        DEFINED     01        550000
Shopko Stores Inc.                 COM    824911101        12122     475000 SH          DEFINED     01        475000
Southern Union                     COM    844030106        37367    1450000 SH          DEFINED     01        1450000
SPDR Trust Series 1                COM    78462f103       295296    2400000 PUT         DEFINED     01        2400000
Sprint Nextel Corp.                COM    852061100        43565    1832000 SH          DEFINED     01        1832000
Synagro Technologies Inc           COM    871562203          179      38000 SH          DEFINED     01        38000
Telewest Global Inc.               COM    87956t107         9639     420000 SH          DEFINED     01        420000
Temple Inland Inc                  COM    879868107        16340     400000 CALL        DEFINED     01        400000
Time Warner Inc.                   COM    887317105        34862    1925000 SH          DEFINED     01        1925000
Tyco International Ltd             COM    902124106        14621     525000 SH          DEFINED     01        525000
USA Mobility Inc.                  COM    90341g103        19156     710000 SH          DEFINED     01        710000
Valuevision Media Inc.             COM    92047k107        18728    1650000 SH          DEFINED     01        1650000
Walter Industries                  COM    93317q105        44517     910000 SH          DEFINED     01        910000


Washington Group Intl              COM    938862208         6197     115000 SH          DEFINED     01        115000
Wendy's International Inc.         COM    950590109        29799     660000 SH          DEFINED     01        660000
XTO Energy Inc.                    COM    98385x106         3082      68000 SH          DEFINED     01        68000

                                81                       1862050


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         81
Form 13F Information Table Value Total:         1,862,050
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10689                      Rockbay Capital Advisors, Inc.